Sep-19-05 02:19pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-003 P.003/003 F-421

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTIMS

05061752

1-32622

NYSE

September 19, 2005

RECD S.E.C.
SEP 19 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, GLOBAL CASH ACCESS HOLDINGS, INC., Common Stock, $0.001 Par Value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 19, 2005. Tentative listing date – September 23, 2005.

Sincerely,

PROCESSED
SEP 20 2005
THOMSON
FINANCIAL